INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2024
Intangible Assets
INTANGIBLE ASSETS

5.	INTANGIBLE ASSETS

The table below reconciles the carrying amounts of “Intangible assets” at the beginning and end of the reporting periods:

Cost	Balance at 12/31/2023	Additions	Derecognitions	Balance at 06/30/2024
Software	4,409	-	-	4,409
Total Cost	4,409	-	-	4,409
Accumulated amortization (Note 14)

Software	(4,399)	(6)	-	(4,405)
Total Amortization	(4,399)	(6)	-	(4,405)
Total Carrying amount	10	(6)	-	4

Cost	Balance at 12/31/2022	Additions	Derecognitions	Balance at 12/31/2023
Software	4,409	-	-	4,409
Total Cost	4,409	-	-	4,409
Accumulated amortization (Note 14)
		-	-
Service concession arrangement	-	-	-	-
Software	(4,399)	-	-	(4,399)
Total Amortization	(4,399)	-	-	(4,399)
Total Carrying amount	10	-	-	10

The gross cost, accumulated amortization and impairment losses of intangible assets as of June 30, 2024 and December 31, 2023 are as follows:

Balance as of 06/30/2024

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Software	4	Straight line	4,409	(4,405)	-	4
Total intangible assets			4,409	(4,405)	-	4

Balance as of 12/31/2023

	Useful life (in years)	Accumulated amortization	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Software	4	Straight line	4,409	(4,399)	-	10
Total intangible assets			4,409	(4,399)	-	10